Loans and borrowings (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 38,045	$ 445	₨ 12,723
Pre-shipment credit [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	32,855		2,500
Other working capital borrowings [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	5,129		10,223
Bank overdraft [Member]
Disclosure of Short Term Borrowings [Line Items]
Current borrowings	₨ 61		₨ 0